Taxes on Income - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax provision reconciliation
Statutory U.S. federal income tax	$ 180	$ 44	$ 121
Increase (decrease) due to:
Foreign tax rate differences including tax holidays	(52)	(71)	(51)
Foreign tax law and rate changes	(28)
U. S. tax reform	83
Permanent difference on business dispositions	18	(62)
Foreign subsidiaries restructuring		(145)
Non-deductible transaction costs		52
U.S. state and local taxes, net	3	6	2
U.S. taxes on foreign earnings, net of tax deductions and credits	(6)	21	2
U.S. manufacturing deduction	(8)		(4)
U.S. research and development tax credits	(9)	(9)	(15)
Uncertain tax positions, including interest	(3)	3	(4)
Company and trust-owned life insurance	(7)	(6)	(2)
Change in valuation allowances	15	46
Benefit from foreign equity compensation	(16)	(5)
Other, net	(5)		(2)
Income Tax Expense (Benefit), Total	$ 165	$ (126)	$ 47
Effective tax rate expressed as a percentage of pre-tax earnings	32.10%	(100.80%)	13.60%
Effective income tax changes by percentage
Effective income tax rate increased by U.S. tax reform	16.10%
Effective income tax rate increased by discrete tax cost	3.50%
Effective income tax rate reduced by tax holidays	7.20%
Effective income tax rate reduced by change in foreign tax law	5.40%
Effective income tax rate reduced by expense in share based compensation	3.10%
Effective income tax rate reduced by impact of U.S. R&D credit	1.80%
Effective income tax rate reduced by domestic manufacturing	1.60%